CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Cash flows from operating activities:
Net (loss) income	$ (37,405,000)	$ (433,903,000)	$ (93,722,000)	$ 2,764,012,000	$ (849,205,000)	$ (399,839,000)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	2,419,000	2,631,000	3,604,000	5,864,000	9,716,000	12,666,000
Amortization of intangible assets	34,943,000	17,370,000	39,824,000	34,378,000	96,359,000	151,752,000
Change in bad debt reserve	(293,000)	(240,000)	294,000	24,000	(42,000)	184,000
Benefit from income taxes	(3,355,000)	(9,880,000)
Non-cash interest expense	335,000	1,415,000	671,000	2,407,000	5,687,000	5,555,000
Impairment of goodwill and intangible assets		332,376,000		332,376,000	440,598,000	16,094,000
Right-of-use assets	477,000	1,235,000	2,690,000	1,594,000
Changes in current assets and liabilities:
Accounts receivable	87,373,000	79,329,000	(103,385,000)	116,478,000	23,678,000	13,310,000
Prepaid expenses and other assets	(2,481,000)	(3,377,000)	(6,394,000)	66,000	(2,547,000)	(1,707,000)
Accounts payable	2,781,000	(1,962,000)	(31,000)	(7,909,000)	(6,581,000)	6,279,000
Accrued expenses and non-current liabilities	(19,422,000)	85,679,000	21,190,000	145,811,000	250,694,000	221,496,000
Lease liability	(864,000)	(1,480,000)	(3,272,000)	(2,332,000)
Deferred revenue	(24,832,000)	(44,429,000)	172,614,000	(101,765,000)	(21,145,000)	(18,904,000)
Net cash used in operating activities	39,676,000	24,764,000	8,180,000	3,917,000	(37,413,000)	10,059,000
Cash flows from investing activities:
Purchases of property and equipment	(386,000)	(1,827,000)	(2,326,000)	(3,105,000)	(10,353,000)	(14,142,000)
Internal use software development costs	(1,494,000)	(1,917,000)	(2,126,000)	(3,819,000)	(7,047,000)	(8,410,000)
Net cash provided by investing activities	(1,880,000)	(3,744,000)	(4,452,000)	(6,924,000)	(17,400,000)	(22,552,000)
Cash flows from financing activities:
Borrowings under DIP Facility				60,000,000
Borrowings under Exit Facility				50,000,000
Debt issuance costs associated with DIP and Exit Facilities				(19,524,000)
Distribution to parent company						(2,771,000)
Principal repayments of capital lease obligations	(263,000)	(222,000)	(414,000)	(532,000)	(756,000)
Repayments of accounts receivable facility, net of borrowings	(2,876,000)	(13,003,000)
Borrowings under revolving line of credit, net of repayments		19,500,000		19,500,000	55,400,000	(26,600,000)
Principal payments on Term Loans	(1,300,000)				(6,641,000)	(4,938,000)
Net cash provided by financing activities	(4,439,000)	6,275,000	(32,463,000)	73,657,000	57,801,000	27,633,000
Effect of exchange rate changes on cash and cash equivalents	(140,000)	(1,602,000)	863,000	(2,139,000)	348,000	(535,000)
Net Change in Cash	33,217,000	25,693,000	(27,872,000)	68,511,000	3,336,000	14,605,000
Cash, cash equivalents and restricted cash, beginning of period	74,443,000	33,804,000	102,315,000	33,804,000	30,468,000	15,863,000
Cash, cash equivalents and restricted cash, end of period	107,660,000	59,497,000	74,443,000	102,315,000	33,804,000	30,468,000
Supplemental disclosure of cash flow information:
Cash and cash equivalents	105,004,000	47,000,000	71,479,000	92,009,000	18,799,000	15,584,000
Restricted cash	2,656,000	12,497,000
Cash, cash equivalents and restricted cash, end of period	107,660,000	59,497,000	74,443,000	102,315,000	33,804,000	30,468,000
Supplemental disclosure of cash flow information and non-cash investing and financing activities:
Cash paid for interest	11,050,000		18,908,000		175,748,000	167,670,000
Cash paid for income taxes, net of refunds	838,000	516,000	2,336,000	913,000	(2,069,000)	3,421,000
Unpaid capital expenditures	$ 212,000	572,000	$ 166,000	1,039,000	$ 170,000	$ 889,000
Lease liabilities arising from right-of-use assets and tenant improvements recognized upon adoption of new accounting standard		$ 19,415,000		$ 19,415,000